INCOME TAXES - Narrative (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Average effective tax rate	(9.30%)	251.70%
Applicable tax rate	26.50%	26.60%